Call Money and Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Call Money and Funds Purchased [Text Block]
10.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2016 and 2017 is as follows:

	2016	2017
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥1,388,589	¥1,974,977
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.34%	0.20%